Merchandise Inventories, Net (Details) - Schedule of merchandise inventories - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Subtotal	$ 30,240,130	$ 27,122,504
Less: inventory allowances
Merchandise inventories, net	30,240,130	27,122,504
Beauty Products [Member]
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Subtotal	27,359,354	24,687,452
Health Products [Member]
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Subtotal	1,052,880	1,419,970
Other Products [Member]
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Subtotal	$ 1,827,896	$ 1,015,082